Summary of Principal Accounting Policies - Summary of Effects of Changes in Group's Ownership Interest in Less than Wholly Owned Subsidiaries on Equity Attributable to Noah Holdings Limited Shareholders (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Summary of Principal Accounting Policies
Net income attributable to Noah Holdings Limited shareholders	¥ 475,445	$ 65,135	¥ 1,009,494	¥ 976,571
Transfers (to) from the non-controlling interests:
Decrease in Noah's equity from divestment of non-controlling interests				(10,315)
Increase in Noah's capital from contribution of non-controlling interests	86	12
Decrease in Noah's equity from distributions to non-controlling interests			(16,049)	(6,500)
Net transfers (to) non-controlling interests	86	12	(16,049)	(16,815)
Change from net income attributable to Noah Holdings Limited shareholders and transfers (to) from non-controlling interests	¥ 475,531	$ 65,147	¥ 993,445	¥ 959,756